Business and Asset Acquisitions - Summary of Consideration Transferred (Details) (10Q) - USD ($)		3 Months Ended
	Jan. 23, 2017	Mar. 31, 2017
PhotoMedex, Inc [Member]
Cash	$ 5,000,000
Fair value of consideration	4,198,043
Total consideration transferred	9,198,043	$ (249,507)
Ermis Labs Acquisition [Member]
ICTV Brands shares	850,000
Deferred consideration	1,131,822
Total consideration transferred	$ 1,981,822